NET LOANS RECEIVABLE (Schedule of Performing and Non-Performing Loans) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 15,634	$ 13,611
Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,055	3,321
Performing Financing Receivable [Member] | First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	15,160	13,134
Performing Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,905	3,171
Nonperforming Financing Receivable [Member] | First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	474	477
Nonperforming Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 150	$ 150